Intangibles (Policies)	12 Months Ended
Dec. 31, 2022
Intangibles Abstract
Intangibles

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 37 years
Research and development project	19 years
Software	5 years